Real Estate Properties Held for Lease, Net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 1,600,000	$ 1,200,000	$ 3,800,000
Real Estate Properties Held For Lease
Property, Plant and Equipment [Line Items]
Real estate property held for lease pledged to bank to obtain loan facilities	88,100,000	$ 0
Depreciation expenses	$ 600,000